As filed with the Securities and Exchange Commission on November 30, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 North Nebraska Avenue, Tampa, FL  33614
(Address of principal executive offices) (Zip code)

Mitch York
5502 North Nebraska Avenue, Tampa, FL  33614
(Name and address of agent for service)

813-932-2750
Registrant's telephone number, including area code

Date of fiscal year end:  12/31/2009

Date of reporting period:  9/30/2009

Item 1. Schedule of Investments.

The CORE Fund
Schedule of Investments
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 5.09%
Pennsylvania - 5.09%
Pennsylvania State Higher Education Assistance Agency
0.87%, 06/01/2047 (a)(b)(e)	$4,775,000	$4,584,000
Pennsylvania State Higher Education Assistance Agency
1.166%, 05/01/2046 (a)(b)(e)	4,850,000	4,656,000
TOTAL MUNINCIPAL BONDS (Cost $9,625,000)		9,240,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 80.66%
FFCB - 0.84%
4.70%, 04/28/2015 (b)	1,500,000	1,522,500
		1,522,500

FHLB - 8.60%
4.80%, 02/22/2018 (b)	1,500,000	1,526,250
4.805%, 08/20/2015	837,411	900,041
5.10%, 11/19/2014 (c)	3,000,000	3,149,460
5.20%, 08/27/2013 (c)	3,500,000	3,654,602
5.25%, 09/15/2017 (b)	1,062,998	1,122,791
5.25%, 11/08/2017 (b)(c)	5,000,000	5,250,000
		15,603,144

FHLMC - 29.84%
2.25%, 02/02/2012 (c)	5,000,000	5,026,845
2.45%, 02/17/2012 (c)	5,000,000	5,031,420
3.25%, 02/18/2014 (b)(c)	3,000,000	3,028,125
3.25%, 06/25/2014 (c)	2,000,000	2,021,568
3.50%, 07/08/2014	1,500,000	1,509,849
4.00%, 07/20/2016	1,000,000	1,002,928
5.786%, 08/01/2037	798,652	841,630
Pool E01489, 4.50%, 11/01/2018	1,404,458	1,477,347
Pool G11793, 5.00%, 09/01/2015	1,028,486	1,072,491
Pool G12402, 5.00%, 11/01/2021	1,882,243	1,984,737
Pool C90779, 5.00%, 01/01/2024	754,233	788,127
Pool G30284, 5.00%, 02/01/2026	1,206,372	1,260,703
Pool G08067 , 5.00%, 07/01/2035	1,657,415	1,718,860
Pool G11759, 5.50%, 12/01/2018	811,555	870,963
Pool G13161, 5.50%, 05/01/2023	708,875	751,906
Pool 1B1691, 4.623%, 05/01/2034 (a)	786,230	812,132
Pool G12785, 5.50%, 08/01/2017	839,788	901,263
Pool 781955, 4.82%, 05/01/2034 (a)	363,578	367,648
Pool 847661, 5.762%, 12/01/2036 (a)	1,218,360	1,265,730
Pool 1N1628, 5.82%, 06/01/2037 (a)	1,303,681	1,377,160
Pool D97199, 6.00%, 02/01/2027	1,757,378	1,872,129
Pool C91000, 6.00%, 11/01/2026	2,000,810	2,133,705
Pool G30360, 6.00%, 10/01/2027	1,708,961	1,820,550
Pool G01899, 6.00%, 09/01/2035	1,915,934	2,035,500
Series 2690, 4.50%, 11/15/2025	1,500,000	1,549,755
Series 3070, 4.50%, 10/15/2018	1,359,063	1,390,771
Series 2827, 4.50%, 01/15/2023	1,000,000	1,050,315
Series 2776, 4.00%, 01/15/2034	825,531	845,186
Series 3128, 5.00%, 10/15/2027	2,000,000	2,103,388
Series 3187, 5.00%, 02/15/2032	1,299,216	1,347,573
Series 2941, 5.00%, 05/15/2033	1,000,000	1,055,872
Series 3414, 5.00%, 12/15/2036	1,198,429	1,245,672
Series R016, 5.125%, 06/15/2018	415,253	433,693
Series 3189, 6.00%, 08/15/2035	1,500,000	1,623,522
Series 3349, 6.00%, 09/15/2036	478,764	520,794
		54,139,857

FNMA - 39.71%
2.25%, 04/09/2012	$5,000,000	$5,035,125
3.00%, 06/02/2014 (c)	2,500,000	2,494,820
3.25%, 02/18/2014	4,040,000	4,065,921
3.50%, 08/25/2014	3,000,000	3,029,724
4.30%, 04/15/2016	1,000,000	1,016,359
5.00%, 07/08/2016 (b)(c)	1,000,000	1,002,000
5.21%, 01/25/2023 (b)	2,000,000	2,034,000
5.65%, 05/17/2022 (b)(c)	5,000,000	5,170,000
5.70%, 10/05/2021	1,000,000	1,000,602
5.953%, 06/21/2027 (b)(c)	3,000,000	3,210,000
6.00%, 07/02/2024 (b)	1,000,000	1,002,000
6.00%, 07/02/2024 (b)	1,000,000	1,002,000
6.06%, 07/20/2027 (b)	1,000,000	1,042,500
6.11%, 12/21/2029 (b)	2,000,000	2,025,000
Pool 735529, 4.73%, 08/01/2034 (a)	640,421	658,139
Pool 826046, 4.32%, 07/01/2035 (a)	1,495,528	1,529,315
Pool 254720, 4.50%, 05/01/2018	1,313,628	1,388,071
Pool 958204, 4.86%, 02/01/2014 (b)	1,250,000	1,318,750
Pool 254510, 5.00%, 11/01/2017	931,560	990,437
Pool 002345, 5.00%, 02/01/2018 (a)	467,631	497,187
Pool 555545, 5.00%, 06/01/2018	600,837	638,436
Pool 357413, 5.00%, 07/01/2018	1,443,368	1,533,691
Pool 254985, 5.00%, 11/01/2023	789,703	828,135
Pool 257163, 5.00%, 04/01/2028	1,586,116	1,657,118
Pool 843024, 5.141%, 09/01/2035 (a)	709,516	732,047
Pool 254192, 5.50%, 02/01/2022	803,602	851,674
Pool 255182, 5.50%, 04/01/2024	785,868	833,191
Pool 257164, 5.50%, 04/01/2028	1,512,329	1,597,700
Pool 257239, 5.50%, 06/01/2028	1,590,784	1,680,584
Pool 802854, 4.24%, 12/01/2034 (a)	700,440	718,833
Pool 256137, 6.00%, 02/01/2016	843,745	895,698
Pool 256911, 6.00%, 09/01/2017	1,179,937	1,257,858
Pool 889634, 6.00%, 02/01/2023	1,547,029	1,653,025
Pool 256651, 6.00%, 03/01/2037	885,556	933,487
Pool 941676, 6.00%, 05/01/2037	1,745,598	1,840,079
Pool 256752, 6.00%, 06/01/2027	1,872,251	1,994,206
Pool 256890, 6.00%, 09/01/2037	814,750	858,848
Pool 256962, 6.00%, 11/01/2027	1,996,476	2,126,522
Pool 256946, 6.50%, 10/01/2027	1,287,746	1,387,469
Pool 851297, 4.31%, 09/01/2035 (a)	1,048,136	1,059,290
Series 2004-28, 4.50%, 01/25/2034	940,500	979,913
Series 2005-101, 5.00%, 06/25/2034	1,000,000	1,042,056
Series 2006-126, 5.50%, 04/25/2036	654,705	691,338
Series 2007-42, 5.50%, 01/25/2036	1,226,647	1,303,576
Series 2007-B2, 5.50%, 12/25/2020	135,342	143,490
Series 2008-51, 4.50%, 11/25/2022	1,453,079	1,518,958
Series 2008-67, 6.00%, 08/25/2034	379,116	377,819
Series 2009-3, 5.00%, 01/25/2049	1,353,501	1,420,966
		72,067,957

GNMA - 1.67%
Pool 80701, 5.375%, 06/20/2033 (a)	201,653	205,933
Pool 80825, 5.50%, 02/20/2034 (a)	131,993	135,747
Pool 80965, 4.625%, 07/20/2034 (a)	434,595	444,271
Series 2003-110, 5.00%, 05/20/2029	291,976	294,829
Series 2008-6, 4.25%, 09/20/2037	1,878,427	1,953,145
		3,033,925

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $142,292,125)		146,367,383

ASSET BACKED SECURITIES - 12.80%
Next Student Master Trust I Series 2007-1, Class A-12	4,200,000	4,032,000
1.49%, 09/01/2042 (a)(b)(d)(e)
(Acquired 01/30/08, Cost $4,200,000)
Next Student Master Trust I Series 2007-1, Class A-13	5,000,000	4,800,000
1.49%, 09/01/2042 (a)(b)(d)(e)
(Acquired 01/11/08, Cost $5,000,000)
Next Student Master Trust I Series 2007-1, Class A-14	15,000,000	14,400,000
1.82%, 09/01/2042 (a)(b)(d)(e)
(Acquired 9/10/07, Cost $15,000,000)
TOTAL ASSET BACKED SECURITIES (Cost $24,200,000)		23,232,000

	Principal
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 20.97%
Money Market Funds - 20.97%
Dreyfus Institutional Reserves Money Fund, 0.25% (a)	20,083,574	20,083,574
Federated Prime Value Obligations Fund, 0.30% (a)	10,003,090	10,003,090
Federated Prime Management Obligations Fund, 0.32% (a)	5,001,625	5,001,625
Federated Prime Cash Obligations Fund, 0.26% (a)	2,973,337	2,973,337
		38,061,626
TOTAL SHORT TERM INVESTMENTS (Cost $38,061,626)		38,061,626
Total Investments (Cost $214,178,751) - 119.52%		216,901,009
Liabilities in Excess of Other Assets, Net (19.52%)		(35,429,781)
TOTAL NET ASSETS - 100.00%		$181,471,228

Footnotes
The following information for the Funds is presented on an income tax basis as of September 30, 2009:
Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Gain/(Loss)
214,178,751	4,108,648	(1,386,390)	2,722,258
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.
*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of September 30, 2009.
(b)	Securities for which market quotations are not readily available are valued at fair value determined by the
Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at September 30, 2009 is $62,727,916, which represents 34.57% of total net assets.
(c)	Collateral for securities sold subject to repurchase.
(d)	Restricted security under Rule 144A of the Securities Act of 1933.
(e)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of September 30, 2009 the value of these investments was $32,472,000 or 17.89% of total net assets.

Summary of Fair Value Exposure at September 30, 2009
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which on or more significant inputs or significant value drivers are unobservable.
Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participant's would use to price the asset or liability based on the best available information.

The Fund has performed an analysis of all existing investments to determine that significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund's investments. The following is a summary of the inputs used to value the Fund's securities as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Government & Agency Obligations	$—	$116,111,467	$30,255,916	$146,367,383
Asset Backed Securities	—	—	23,232,000	23,232,000
Municipal Bonds	—	—	9,240,000	9,240,000
Total Fixed Income	—	116,111,467	62,727,916	178,839,383

Short-Term Investments	38,061,626	—	—	38,061,626

Total Investments in Securities	$38,061,626	$116,111,467	$62,727,916	$216,901,009

Other Financial Instruments*	$(253,626)	$—	$—	$(253,626)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forward and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities	Other Financial Instruments*
Balance as of December 31, 2008	$50,769,501	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(1,353,000)	—
Net purchase (sales)	13,311,415	—
Transfers in and/or out of Level 3	—	—
Balance as of September 30, 2009	$62,727,916	$—

Change in unrealized appreciation (depreciation) during the
year for Level 3 investments held at September 30, 2009.	$(1,353,000)	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forward and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Derivatives
The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivatives instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund's advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as futures), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts to hedge the portfolio from interest rate risk. The Adviser uses instruments to extend the fund's duration when interest rates are expected to decline or reduce the fund's duration when interest rates are expected to rise. The main purpose of utilizing these derivative instruments is to reduce the volatility of the Fund's NAV.

Balance Sheet - Values of Derivative Instruments as of September 30, 2009 (Unaudited)

	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Value	Balance Sheet Location	Value
Interest Rate Contracts*	Deposit at broker for futures	$435,636	Payables, Variation margin	$6,250
Total		$435,636		$6,250

*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments/footnotes.  Only current day's variation margin is reported within the statement of assets & liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2009 (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under Statement 133	Written Options	Futures	Total
Interest Rate Contracts	$0	($444,163)	($444,163)
Total	$0	($444,163)	($444,163)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under Statement 133	Written Options	Futures	Total
Interest Rate Contracts	$0	$308,271	$308,271
Total	$0	$308,271	$308,271

The CORE Fund
Schedule of Reverse Repurchase Agreements
September 30, 2009 (Unaudited)

		Principal		Principal &
Counterparty	Rate	Trade Date	Maturity Date	Interest	Par
Morgan Stanley	0.33%	9/17/2009	10/1/209	$37,176,490	$37,171,720
				$37,176,490	$37,171,720

The CORE Fund
Schedule of Short Futures Contracts
September 30, 2009 (Unaudited)

Number		Unrealized
of Contracts		(Depreciation)

200	U.S. Treasury 10-Year Note Futures Contract
Expiring December 2009 (Underlying Face Amount at Market Value $23,665,626)		(253,626)

As of September 30, 2009, initial margin deposits of $486,000 have been pledged in connection with the open short futures contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    WY Funds

By (Signature and Title)    /s/Mitchell York
Mitchell York, President/Principal Executive Officer

Date    November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/Mitchell York
Mitchell York, President/Principal Executive Officer

Date    November 30, 2009

By (Signature and Title)    /s/M. Brent Wertz
M. Brent Wertz, Treasurer/Principal Financial Officer

Date    November 30, 2009